IN MOTION TECHNOLOGY Business Acquisition - Pro-Forma Information (Details) - In Motion Technology [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Revenue	$ 550,279	$ 457,152
Loss from operations	(7,507)	(18,233)
Net earnings (loss)	$ (17,559)	$ 54,875
Basic and diluted earnings (loss) per share (in dollars)	$ (0.56)	$ 1.78